SHARE-BASED PAYMENTS - (Summary of Equity Award Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Number of Share
Outstanding Beginning Balance	[1]	8,240,623
Granted		2,738,200	[1]	2,263,092	0
Forfeited	[1]	(527,191)
Expired	[1]	(282,798)
Exercised	[1]	(363,417)
Outstanding Ending Balance	[1]	9,805,417		8,240,623
Vested and expected to vest at December 31, 2016	[1]	9,805,417
Exercisable at December 31, 2016	[1]	7,283,716
Weighted Average Exercise Price
Outstanding Beginning Balance		$ 13.8
Granted		21.02
Forfeited		27.33
Expired		8.1
Exercised		10.44
Outstanding Ending Balance		15.38		$ 13.8
Vested and expected to vest at December 31, 2016		15.38
Exercisable at December 31, 2016		13.61
Weighted Average Grant Date Fair Value
Outstanding Beginning Balance		4.21
Granted		10.52
Forfeited		9.41
Expired		2.5
Exercised		3.77
Outstanding Ending Balance		5.77		$ 4.21
Vested and expected to vest at December 31, 2016		5.77
Exercisable at December 31, 2016		$ 4.22
Weighted Average Remaining Contractual Term
Outstanding Beginning Balance		5 years 11 months 23 days
Outstanding Ending Balance		6 years 2 months 12 days
Vested and expected to vest at December 31, 2016		6 years 2 months 12 days
Exercisable at December 31, 2016		5 years 14 days
Aggregated Intrinsic Value
Outstanding Beginning Balance		$ 190,761
Outstanding Ending Balance		10,011		$ 190,761
Vested and expected to vest at December 31, 2016		10,011
Exercisable at December 31, 2016		$ 20,328

[1]	Included both Class A and Class B ordinary shares.